Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($) employee	Jun. 30, 2017 USD ($) employee
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	34,031	27,881
Salaries and wages and other benefits | $	$ 695.0	$ 563.0
Retirement benefit costs | $	49.0	40.6
Medical aid contributions | $	18.0	15.0
Total aggregated earnings | $	$ 762.0	$ 619.0
South African operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	32,520	26,478
International operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	1,511	1,403
Morobe Mining Joint Ventures (MMJV) Partnership Agreement [Member]
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	114	103